Notes Payable (Tables)	3 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
Schedule of future maturities of notes payable
Years Ending December 31,
2021	$20,619
2022	-
2023	-
2024	-
2025	-
Thereafter	-
$20,619

Years Ending December 31,
2021	$48,541
2022	-
2023	-
2024	-
2025	-
Thereafter	-
$48,541